UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    02/12/2009
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  ----------------------------------------------

Form 13F Information Table Entry Total: 24
                                       -----------------------------------------

Form 13F Information Table Value Total: 371,598
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------  ---   ----  ----------  --------  ----------    ------   ----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109    4,903  1,021,400  SH          Sole                 1,021,400
BAIDU COM INC          SPON ADR REP A    056752108   12,247     93,800  SH          Sole                    93,800
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109   37,830    743,950  SH          Sole                   743,950
CHUNGHWA TELECOM CO
  LTD                  SPON ADR NEW      17133Q304   13,552    868,716  SH          Sole                   868,716
CTRIP COM INTL LTD     ADR               22943F100   36,919  1,551,201  SH          Sole                 1,551,201
GMARKET INC            SPON ADR          38012G100    2,665    154,500  SH          Sole                   154,500
HDFC BANK LTD          ADR REPS 3 SHS    40415F101   18,525    259,527  SH          Sole                   259,527
HSBC HLDGS PLC         SPON ADR NEW      404280406   25,995    534,097  SH          Sole                   534,097
HUANENG PWR INTL INC   SPON ADR H SHS    443304100    6,227    213,400  SH          Sole                   213,400
ICICI BK LTD           ADR               45104G104    7,142    371,000  SH          Sole                   371,000
INFOSYS TECHNOLOGIES
  LTD                  SPONSORED ADR     456788108    5,729    233,179  SH          Sole                   233,179
KB FINANCIAL GROUP
  INC                  SPONSORED ADR     48241A105      646     24,639  SH          Sole                    24,639
KT CORP                SPONSORED ADR     48268K101      940     64,090  SH          Sole                    64,090
LG DISPLAY CO LTD      SPONS ADR REP     50186V102    2,048    247,300  SH          Sole                   247,300
MINDRAY MEDICAL INTL
  LTD                  SPON ADR          602675100   17,693    982,954  SH          Sole                   982,954
NETEASE COM INC        SPONSORED ADR     64110W102   34,927  1,580,400  SH          Sole                 1,580,400
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR          647581107   52,337    953,150  SH          Sole                   953,150
PERFECT WORLD CO LTD   SPON ADR REP B    71372U104    1,234     71,524  SH          Sole                    71,524
POSCO                  SPONSORED ADR     693483109    1,648     21,900  SH          Sole                    21,900
P T TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR     715684106   32,162  1,285,980  SH          Sole                 1,285,980
SINA CORP              ORD               G81477104   20,990    906,700  SH          Sole                   906,700
SK TELECOM LTD         SPONSORED ADR     78440P108   24,048  1,322,789  SH          Sole                 1,322,789
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR     874039100    4,101    519,125  SH          Sole                   519,125
THE9 LTD               ADR               88337K104    7,090    532,300  SH          Sole                   532,300

                                                    371,598